Note 35 - Operating Segments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Total revenue	$ 68,399	$ 69,762	[1]	$ 61,992
Fidelity Printers [member]
Statement Line Items [Line Items]
Total revenue	68,399	69,762		$ 61,992
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 1,871	$ 561

[1]	Restated, refer note 4(a).